employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Employee benefits expense - gross
Wages and salaries	$ 1,399	$ 1,469	$ 2,839	$ 2,887
Share-based compensation	38	47	68	97
Pensions - defined benefit	18	14	31	29
Pensions - defined contribution	31	32	62	63
Restructuring costs	97	87	212	144
Employee health and other benefits	61	67	121	136
Total	1,644	1,716	3,333	3,356
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(41)	(30)	(89)	(65)
Amortized contract acquisition costs	31	25	190	49
Capitalized contract fulfilment costs	(9)	(7)	(16)	(13)
Amortized contract fulfilment costs	3	3	5	5
Property, plant and equipment	(83)	(81)	(163)	(161)
Intangible assets subject to amortization	(73)	(81)	(153)	(160)
Total	(172)	(171)	(226)	(345)
Net	1,472	1,545	3,107	3,011
Amortization	108	0	353
TELUS technology solutions
Capitalized internal labour costs, net
Net	586	637	1,344	1,290
Restructuring costs | TELUS technology solutions
Employee benefits expense - gross
Share-based compensation	16	$ 0	18	0
Restructuring and other costs | TELUS technology solutions
Capitalized internal labour costs, net
Amortization	$ 0		$ 130	$ 0